Accrued Expenses	12 Months Ended
Dec. 31, 2014
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 12: ACCRUED EXPENSES

Accrued expenses as of December 31, 2014 and December 31, 2013 consisted of the following:

	December 31, 2014	December 31, 2013
Accrued voyage expenses	$559	$499
Accrued loan interest	8,925	9,046
Accrued legal and professional fees	777	2,440
Total accrued expenses	$10,261	$11,985